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Institutional | Vanguard Long-Term Bond Index Fund
Vanguard Long-Term Bond Index Fund
Investment Objective
The Fund seeks to track the performance of a market-weighted bond index with a long-term dollar-weighted average maturity.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares or Institutional Plus Shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees - Institutional - Vanguard Long-Term Bond Index Fund	Institutional Shares	Institutional Plus Shares
Sales Charge (Load) Imposed on Purchases	none	none
Purchase Fee	0.50%	0.50%
Sales Charge (Load) Imposed on Reinvested Dividends	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Institutional - Vanguard Long-Term Bond Index Fund		Institutional Shares	Institutional Plus Shares
Management Fees		0.05%	0.04%
12b-1 Distribution Fee		none	none
Other Expenses	[1]	none	none
Total Annual Fund Operating Expenses		0.05%	0.04%
[1]	0.00%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Institutional Shares or Institutional Plus Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund's shares. These examples assume that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Institutional - Vanguard Long-Term Bond Index Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Shares	55	66	78	114
Institutional Plus Shares	54	63	73	101

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 33% of the average value of its portfolio.

Principal Investment Strategies

The Fund employs an indexing investment approach designed to track the performance of the Bloomberg Barclays U.S. Long Government/Credit Float Adjusted Index. This Index includes all medium and larger issues of U.S. government, investment-grade corporate, and investment-grade international dollar-denominated bonds that have maturities of greater than 10 years and are publicly issued.

The Fund invests by sampling the Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Index in terms of key risk factors and other characteristics. All of the Fund's investments will be selected through the sampling process, and at least 80% of the Fund's assets will be invested in bonds held in the Index. The Fund maintains a dollar-weighted average maturity consistent with that of the Index. As of December 31, 2019, the dollar-weighted average maturity of the Index was 23.7 years. The Fund also maintains an average duration consistent with that of the Index. As of December 31, 2019, the average duration of the Index was 15.8 years.

Principal Risks

An investment in the Fund could lose money over short or long periods of time. You should expect the Fund's share price and total return to fluctuate within a wide range. The Fund is subject to the following risks, which could affect the Fund's performance, and the level of risk may vary based on market conditions:

  Interest rate risk, which is the chance that bond prices will decline because of rising interest rates. Interest rate risk should be high for the Fund because it invests primarily in long-term bonds, whose prices are more sensitive to interest rate changes than are the prices of shorter-term bonds.
  Income risk, which is the chance that the Fund's income will decline because of falling interest rates. Income risk should be low for the Fund because it invests primarily in long-term bonds.
  Credit risk, which is the chance that a bond issuer will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer's ability to make such payments will cause the price of that bond to decline. Credit risk should be low for the Fund because it purchases only bonds that are of investment-grade quality.
  Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund's target index. Index sampling risk for the Fund is expected to be low.
  Liquidity risk, which is the chance that the Fund may not be able to sell a security in a timely manner at a desired price.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares (including annual fund operating expenses but excluding shareholder fees) has varied from one calendar year to another over the periods shown. If applicable shareholder fees were reflected, returns would be less than those shown in the bar chart. The table shows how the average annual total returns of the share classes presented (including annual fund operating expenses and any applicable shareholder fees) compare with those of the Fund's target index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns — Vanguard Long-Term Bond Index Fund Institutional Shares

During the periods shown in the bar chart, the highest and lowest returns for a calendar quarter were:
	Total Return	Quarter
Highest	16.05%	September 30, 2011
Lowest	-8.28%	December 31, 2016

Average Annual Total Returns for Periods Ended December 31, 2019
Average Annual Total Returns - Institutional - Vanguard Long-Term Bond Index Fund	1 Year	5 Years	10 Years
Institutional Shares	18.53%	5.27%	7.54%
Institutional Shares | Return After Taxes on Distributions	16.73%	3.53%	5.66%
Institutional Shares | Return After Taxes on Distributions and Sale of Fund Shares	10.91%	3.23%	5.14%
Bloomberg Barclays U.S. Long Gov/Credit Float Adjusted Index (reflects no deduction for fees, expenses, or taxes)	19.59%	5.42%	7.59%

Average Annual Total Returns - Institutional - Vanguard Long-Term Bond Index Fund	1 Year	5 Years	Since Inception	Inception Date
Institutional Plus Shares	18.54%	5.28%	5.78%	Oct. 06, 2011
Bloomberg Barclays U.S. Long Gov/Credit Float Adjusted Index (reflects no deduction for fees, expenses, or taxes)	19.59%	5.42%	5.81%	Oct. 06, 2011

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Institutional Shares and may differ for each share class. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.